Summary of Loans Past Due but Not Impaired (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 729,012	$ 725,812
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,182	2,494
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	291	285
Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	668	790
Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	299	367
Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	924	1,052
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,712	1,752
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	229	221
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	512	590
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	186	218
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	785	723
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	470	742
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	62	64
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	156	200
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Credit Card 1 [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	113	149
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 139	$ 329